INCOME TAXES (Schedule of Provision (Benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Total current
Deferred:
Federal	(1,370,382)	(1,284,145)
State	(308,039)	(288,654)
Total deferred	(1,678,421)	(1,572,799)
Change in valuation allowance	1,678,421	1,572,799
Total income tax provision (benefit)